Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Formation and operational costs	[1]	$ 1,709,829	$ 309,018
Loss from operations		(1,709,829)	(309,018)
Other income:
Interest earned on marketable securities held in Trust Account		3,526,053
Change on overallotment liability		11,135
Lawsuit settlements		295,000
Total other income		3,832,188
Income (Loss) before provision for income taxes		2,122,359	(309,018)
Provision for income taxes		(746,540)	226
Net income (loss)		$ 1,375,819	$ (308,792)
Redeemable Shares
Other income:
Basic weighted average shares outstanding (in Shares)		6,900,000	71,429
Diluted weighted average shares outstanding (in Shares)		6,900,000	71,429
Basic net loss per common share (in Dollars per share)		$ 0.16	$ (0.17)
Diluted net loss per common share (in Dollars per share)		$ 0.16	$ (0.17)
Non Redeemable Shares
Other income:
Basic weighted average shares outstanding (in Shares)	[2]	1,967,000	1,709,423
Diluted weighted average shares outstanding (in Shares)	[2]	1,967,000	1,764,192
Basic net loss per common share (in Dollars per share)		$ 0.16	$ (0.17)
Diluted net loss per common share (in Dollars per share)		$ 0.16	$ (0.17)

[1]	For the year ended December 31, 2024 and 2023, includes $168,658 and $5,382 franchise tax expense, respectively.
[2]	Excludes an aggregate of 32,200 shares of common stock subject to forfeiture, at December 31, 2023 by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).